Dividends	6 Months Ended
Jun. 30, 2021
Dividends
Dividends

B5     Dividends

	Half year 2021			Half year 2020
	Cents per share		$m	Cents per share		$m
Dividends relating to reporting period:
First interim ordinary dividend	5.37	¢	140	5.37	¢	140
Dividends paid in reporting period:
Second interim ordinary dividend for prior year	10.73	¢	283	25.97	¢	674

First and second interim dividends are recorded in the period in which they are paid.

Dividend per share

On 28 September 2021, Prudential will pay a first interim ordinary dividend of 5.37 cents per ordinary share for the year ending 31 December 2021. The dividend will be paid to shareholders included on the UK register at 6.00pm BST and to shareholders on the HK register at 4.30pm Hong Kong time on 20 August 2021 (Record Date) and also to the Holders of US American Depositary Receipts as at 20 August 2021. The dividend will be paid on or about 5 October 2021 to shareholders with shares standing to the credit of their securities accounts with The Central Depository (Pte) Limited (CDP) at 5.00pm Singapore time on the Record Date. Shareholders holding shares on the UK or Hong Kong share registers will continue to receive their dividend payments in either GBP or HKD respectively, unless they elect otherwise. Shareholders holding shares on the UK or Hong Kong registers may elect to receive dividend payments in USD. Elections must be made through the relevant UK or Hong Kong share registrar on or before 6 September (UK) and 13 September 2021 (HK) respectively. The corresponding amount per share in GBP and HKD is expected to be announced on or about 20 September 2021. The USD to GBP and HKD conversion rates will be determined by the actual rates achieved by Prudential buying those currencies prior to the subsequent announcement. Holders of American Depositary Receipts (ADRs) will continue to receive their dividend payments in USD. Shareholders holding an interest in Prudential shares through The Central Depository (Pte) Limited (CDP) in Singapore will continue to receive their dividend payments in SGD at an exchange rate determined by CDP.

Shareholders on the UK register are eligible to participate in a Dividend Reinvestment Plan.